Legal Proceedings, Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Litigation Settlement

The litigation settlements are summarized as follows (in thousands):

Amount
Class action settlement in 2015	$20,000
Derivative settlement in 2015	5,000
Shareholders securities litigation settlements in 2016	1,800
SEC settlement in 2016	950

Total settlements	$27,750

Payable by the Company in cash as of December 31, 2016	$950
Paid by the insurance carriers in 2016	21,700
Paid by the Company in cash in 2016	2,450
Paid by the Company in common stock in 2016	2,650

Total settlements	$27,750

Schedule of Contractual Obligations and Future Cash Payments

 The Company’s contractual obligations that may require future cash payments as of December 31, 2016 are as follows (in thousands):

	Operating Leases(1)	Non- Cancelable Employment Agreements(2)	Subtotal	Cancelable License Agreements(3)	Total
2017	$241	$1,601	$1,842	$1,391	$3,233
2018	246	—	246	350	596
2019	251	—	251	350	601
2020	236	—	236	7,350	7,586
2021 and thereafter	—	—	—	8,815	8,815

Total	$974	$1,601	$2,575	$18,256	$20,831

(1)	Operating leases are primarily facility and equipment related obligations with third party vendors. Operating lease expenses during the years ended December 31, 2016, 2015, and 2014 were approximately $291,000, $116,000 and $72,000, respectively.
(2)	Employment agreement obligations include management contracts, as well as scientific advisory board member compensation agreements. Certain agreements, which have been revised from time to time, provide for minimum salary levels, adjusted annually at the discretion of the Compensation Committee, as well as for minimum bonuses that are payable.
(3)	License agreements generally relate to the company’s obligations with The Board of Regents, University of Texas M.D. Anderson Cancer Center and the Henry M. Jackson Foundation for our oncology therapies and the obligations with Biovascular Inc. and Mills Pharma for our GALE-401 asset. The company continually assesses the progress of its licensed technology and the progress of its research and development efforts as it relates to its licensed technology and may terminate with notice to the licensor at any time. In the event these licenses are terminated, no amounts will be due.